Financial assets - Schedule of components of financial assets (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Debt Instruments
Financial assets held for trading	€ 163,235	€ 116,953
Non-trading financial assets mandatorily at fair value through profit or loss	5,845	5,536
Financial assets designated at fair value through profit or loss	11,025	15,957
Financial assets at fair value through other comprehensive income	91,998	108,038
Financial assets at amortised cost	1,129,690	1,037,898
Derivatives
Debt Instruments
Financial assets held for trading	68,715	54,292
Equity instruments
Debt Instruments
Financial assets held for trading	10,686	15,077
Non-trading financial assets mandatorily at fair value through profit or loss	4,165	4,042
Financial assets at fair value through other comprehensive income	2,131	2,453
Debt instruments
Debt Instruments
Financial assets held for trading	41,668	26,750
Non-trading financial assets mandatorily at fair value through profit or loss	1,025	957
Financial assets designated at fair value through profit or loss	2,529	2,516
Financial assets at fair value through other comprehensive income	82,664	97,922
Financial assets at amortised cost	57,520	35,708
Loans and advances
Debt Instruments
Financial assets held for trading	42,166	20,834
Non-trading financial assets mandatorily at fair value through profit or loss	655	537
Financial assets designated at fair value through profit or loss	8,496	13,441
Financial assets at fair value through other comprehensive income	7,203	7,663
Financial assets at amortised cost	1,072,170	1,002,190
Central Banks
Debt Instruments
Financial assets held for trading	8,439	3,608
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Financial assets at amortised cost	15,760	15,657
Credit institutions
Debt Instruments
Financial assets held for trading	18,637	10,397
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	1,396	3,152
Financial assets at fair value through other comprehensive income	0	0
Financial assets at amortised cost	48,737	39,169
Customers
Debt Instruments
Financial assets held for trading	15,090	6,829
Non-trading financial assets mandatorily at fair value through profit or loss	655	537
Financial assets designated at fair value through profit or loss	7,100	10,289
Financial assets at fair value through other comprehensive income	7,203	7,663
Financial assets at amortised cost	€ 1,007,673	€ 947,364